Annual Total Returns [BarChart] - Great-West Government Money Market Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	none
2012	none
2013	none
2014	none
2015	none
2016	none
2017	0.41%
2018	1.39%
2019	1.77%
2020	0.29%